Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

(a) Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of B. Riley Financial, Inc. and its wholly-owned and majority-owned subsidiaries. The consolidated financial statements also include the accounts of Great American Global Partners, LLC which is controlled by the Company as a result of its ownership of a 50% member interest, appointment of two of the three executive officers and significant influence over the funding of operations. All intercompany accounts and transactions have been eliminated upon consolidation.

The accounting guidance requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity; to require ongoing reassessments of whether an enterprise is the primary beneficiary of a Variable Interest Entity (“VIE”); to eliminate the solely quantitative approach previously required for determining the primary beneficiary of a VIE; to add an additional reconsideration event for determining whether an entity is a VIE when any changes in facts and circumstances occur such that holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity’s economic performance; and to require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE.

Use of Estimates

(b) Use of Estimates

The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expense during the reporting period. Estimates are used when accounting for certain items such as valuation of securities, allowance for doubtful accounts, the fair value of intangible assets and goodwill, the fair value of mandatorily redeemable noncontrolling interests, fair value of share based arrangements and accounting for income tax valuation allowances, recovery of contract assets and sales returns and allowances. Estimates are based on historical experience, where applicable, and assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

Direct Cost of Services

(c) Revenue Recognition

On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606 – Revenue from Contracts with Customers using the modified retrospective method and the impact was determined to be immaterial on our consolidated financial statements. The new revenue standard was applied prospectively in the Company’s consolidated financial statements from January 1, 2018 forward and reported financial information for historical comparable periods will not be revised and will continue to be reported under the accounting standards in effect during those historical periods.

Revenues are recognized when control of the promised goods or performance obligations for services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for the goods or services.

Revenues from contracts with customers in the Capital Markets segment, Wealth Management segment, Auction and Liquidation segment, Financial Consulting segment, Principal Investments – United Online and magicJack segment and Brands segment are primarily comprised of the following:

Capital Markets segment – Fees earned from corporate finance and investment banking services are derived from debt, equity and convertible securities offerings in which the Company acted as an underwriter or placement agent. Fees from underwriting activities are recognized as revenues when the performance obligation for the services related to the underwriting transaction is satisfied under the terms of the engagement and is not subject to any other contingencies. Fees are also earned from financial advisory and consulting services rendered in connection with client mergers, acquisitions, restructurings, recapitalizations and other strategic transactions. The performance obligation for financial advisory services is satisfied over time as work progresses on the engagement and services are delivered to the client. The performance obligation for financial advisory services may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. Generally, it is probable that the revenue recognized is no longer subject to significant reversal upon the closing of the investment banking transaction.

Fees from asset management services are recognized over the period the performance obligation for the services are provided. Asset management fees are primarily comprised of fees for asset management services and are generally based on the dollar amount of the assets being managed.

Revenues from sales and trading are recognized when the performance obligation is satisfied and include commissions resulting from equity securities transactions executed as agent or principal and are recorded on a trade date basis and fees paid for equity research.

Revenues from other sources in the Capital Markets segment is primarily comprised of (i) interest income from loans receivable and securities lending activities, (ii) related net trading gains and losses from market making activities, the commitment of capital to facilitate customer orders and fair value adjustments on loans, (iii) trading activities from the Company’s principal investments in equity and other securities for the Company’s account, and (iv) other income.

Interest income from securities lending activities consists of interest income from equity and fixed income securities that are borrowed from one party and loaned to another. The Company maintains relationships with a broad group of banks and broker-dealers to facilitate the sourcing, borrowing and lending of equity and fixed income securities in a “matched book” to limit the Company’s exposure to fluctuations in the market value or securities borrowed and securities loaned.

Other revenues include (i) net trading gains and losses from market making activities in the Company’s fixed income group, (ii) carried interest from the Company’s asset management recognized as earnings from financial assets within the scope of ASC 323 - Investments - Equity Method and Joint Ventures, and therefore will not be in the scope of ASC 606 - Revenue from Contracts with Customers. In accordance with ASC 323 - Investments - Equity Method and Joint Ventures, the Company will record equity method income (losses) as a component of investment income based on the change in the Company’s proportionate claim on net assets of the investment fund, including performance-based capital allocations, assuming the investment fund was liquidated as of each reporting date pursuant to each fund's governing agreements, and (iii) other miscellaneous income.

Wealth Management segment – Fees from wealth management asset advisory services consist primarily of investment advisory fees that are recognized over the period the performance obligation for the services are provided. Investment advisory and asset management fees are primarily comprised of fees for investment services and are generally based on the dollar amount of the assets being managed. Investment advisory fee revenues as a principal registered investment advisor (RIA) are recognized on a gross basis. Asset management fee revenues as an agent are recognized on a net basis.

Revenues from sales and trading are recognized when the performance obligation is satisfied and include commissions resulting from equity securities transactions executed as agent and are recorded on a trade date basis.

Auction and Liquidation segment – Commission and fees earned on the sale of goods at Auction and Liquidation sales are recognized when evidence of a contract or arrangement exists, the transaction price has been determined, and the performance obligation has been satisfied when control of the product and risks of ownership has been transferred to the buyer. The commission and fees earned for these services are included in revenues in the accompanying consolidated statements of income. Under these types of arrangements, revenues also include contractual reimbursable costs.

Revenues earned from Auction and Liquidation services contracts where the Company guarantees a minimum recovery value for goods being sold at auction or liquidation are recognized over time when the performance obligation is satisfied. The Company generally uses the cost-to-cost measure of progress for the Company’s contracts because it best depicts the transfer of services to the customer which occurs as the Company incurs costs on its contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Costs to fulfill the contract include labor and other direct costs incurred by the company related to the contract. Due to the nature of the guarantees and performance obligations under these contracts, the estimation of revenue that is ultimately earned is complex and subject to many variables and requires significant judgment. It is common for these contracts to contain provisions that can either increase or decrease the transaction price upon completion of the Company’s performance obligations under the contract. Estimated amounts are included in the transaction price at the most likely amount it is probable that a significant reversal of revenue will not occur. The Company estimates of variable consideration and determination of whether or not to include estimated amounts in the transaction price are based on an assessment of the Company’s anticipated performance under the contract taking into consideration all historical, current and forecasted information that is reasonably available to the Company. Costs that directly relate to the contract and expected to be recoverable are capitalized as an asset and included in advances against customer contracts in the accompanying consolidated balance sheets. These costs are amortized as the services are transferred to the customer over the contract period, which generally does not exceed six months, and the expense is recognized as a component of direct cost of services. If, during the auction or liquidation sale, the Company determines that the total costs to be incurred on a performance obligation under a contract exceeds the total estimated revenues to be earned, a provision for the entire loss on the performance obligation is recognized in the period the loss is determined.

If the Company determines that the variable consideration used in the initial determination of the transaction price for the contract is such that the total recoveries from the auction or liquidation will not exceed the guaranteed recovery values or advances made in accordance with the contract, the transaction price will be reduced and a loss or negative revenue could result from the performance obligation. A provision for the entire loss as negative revenue on the performance obligation is recognized in the period the loss is determined.

Financial Consulting segment – Revenues in the Financial Consulting segment are primarily comprised of fees earned from providing bankruptcy, financial advisory, forensic accounting, real estate consulting and valuation and appraisal services. Fees earned from bankruptcy, financial advisory, forensic accounting and real estate consulting services are rendered to clients over time as work progresses on the engagement and services are delivered to the client. Fees may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. Revenues for valuation and appraisal services are recognized when the performance obligation is completed and is generally at the point in time upon delivery of the report to the customer. Revenues in the Financial Consulting segment also include contractual reimbursable costs.

Principal Investments – United Online and magicJack segment – Revenues in the Principal Investments - United Online and magicJack segment are primarily comprised of services revenue from fees charged to United Online pay accounts; sales revenue from the sale of the magicJack and related devices and access rights; revenues from access rights renewals and mobile apps; prepaid minutes revenues; revenues from access and wholesale charges; service revenue from Unified Communication as a Service (“UCaaS”) hosting services; advertising and other revenues; and products revenues from the sale of magicJack and mobile broadband service devices, including the related shipping and handling and installation fees, if applicable.

Service revenues from fees charged to United Online pay accounts are recognized in the period in which fees are fixed or determinable and the related services are provided to the customer. The Company’s pay accounts generally pay in advance for their services by credit card, PayPal, automated clearinghouse or check, and revenues are then recognized ratably over the service period. Advance payments from pay accounts are recorded in the consolidated balance sheets as deferred revenue. In circumstances where payment is not received in advance, revenues are only recognized if collectability is probable.

Revenues from sales of the magicJack devices and access rights represent revenues recognized from sales of the magicJack devices to retailers, wholesalers, or direct to customers, net of returns, and rights to access the Company’s servers over the period associated with the access right period. The transaction price for magicJack devices is allocated between equipment and service based on stand-alone selling prices. Revenues allocated to equipment are recognized upon delivery (when control transfers to the customer), and service revenue is recognized ratably over the access rights’ service term. The Company estimates the return of direct sales as part of the transaction price using a six month rolling average of historical returns. Revenues for hardware and shipping are recognized at the time of delivery and revenues for services are recognized ratably over the service term. The Company recognizes revenue for hardware based on delivery terms to the retailer and revenue for service is deferred for the delay period and recognized ratably over the remaining access right period.

Revenues from access rights renewals and mobile apps represents revenues from customers purchasing rights to access the Company’s servers beyond the access right period included in a magicJack device or magicJack service. The extended access right ranges from one to five years. These fees charged to customers are initially deferred and recognized as revenue ratably over the extended access right period. Revenues from access rights granted to users of the magicJack Apps are recognized ratably over the access right period.

Revenues from the sale of other magicJack related products are revenues recognized from the sale of other items related to the magicJack devices and access right renewals the Company offers its customers, including porting fees charged to customers to port their existing phone number to a magicJack device or services, fees charged for customer to select a custom, vanity or Canadian phone number and fees charged to customers to change their existing number. These revenues are recognized at the time of sale.

Prepaid minutes revenues are primarily from the usage and expiration of international prepaid minutes, net of chargebacks. Revenues from prepaid minutes are recognized as minutes are used.

Revenues from access and wholesale charges are generated from access fees charged to other telecommunication carriers or providers for Interexchange Carriers (“IXC”) calls terminated to the Company’s end-users, and other fees charged to telecommunication carriers or providers for origination of calls to their 800-numbers. These revenues are recorded based on rates set forth in the respective state and federal tariffs or negotiated contract rates, less provisions for billing adjustments. Revenues from access and wholesale charges are recognized as calls are terminated to the network.

UCaaS revenues are recurring monthly service revenue from sales of its hosted services. Customers are billed monthly in advance for these recurring services and in arrears for one time service charges and other certain usage charges. UCaaS revenues also includes non-recurring revenue from the sale of hardware and network equipment. Revenues for recurring monthly service are recorded in the period the services are provided over the term of the respective customer agreements and revenue from the sale of hardware and network equipment is recognized in the period that the equipment is delivered and put into service.

Advertising revenues consist primarily of amounts from the Company’s Internet search partner that are generated as a result of users utilizing the partner’s Internet search services and amounts generated from display advertisements. The Company recognizes such advertising revenues in the period in which the advertisement is displayed or, for performance-based arrangements, when the related performance criteria are met. In determining whether an arrangement exists, the Company ensures that a written contract is in place, such as a standard insertion order or a customer-specific agreement. The Company assesses whether performance criteria have been met and whether the fees are fixed or determinable based on a reconciliation of the performance criteria and the payment terms associated with the transaction. The reconciliation of the performance criteria generally includes a comparison of customer-provided performance data to the contractual performance obligation and to internal or third-party performance data in circumstances where that data is available.

Brands segment – Licensing revenue results from various license agreements that provide revenue based on guaranteed minimum royalty amounts and advertising/marketing fees with additional royalty revenue based on a percentage of defined sales. Guaranteed minimum royalty amounts are recognized as revenue on a straight-line basis over the full contract term. Royalty payments exceeding the guaranteed minimum amounts in a specific contract year are recognized only subsequent to when the guaranteed minimum amount has been achieved.  Other licensing fees are recognized at a point in time once the performance obligations have been satisfied.

Payments received as consideration for the grant of a license are recorded as deferred revenue at the time payment is received and recognized ratably as revenue over the term of the license agreement. Advanced royalty payments are recorded as deferred revenue at the time payment is received and recognized as revenue when earned. Revenue is not recognized unless collectability is probable.

Direct Cost of Services

(d) Direct Cost of Services

Direct cost of services relates to service and fee revenues. Direct costs of services include participation in profits under collaborative arrangements in which the Company is a majority participant. Direct costs of services also include the cost of consultants and other direct expenses related to Auction and Liquidation contracts pursuant to commission and fee based arrangements in the Auction and Liquidation segment. Direct cost of services in the Principal Investments - United Online and magicJack segment include cost of telecommunications and data center costs, personnel and overhead-related costs associated with operating the Company’s networks, servers and data centers, sales commissions associated with multi-year service plans, depreciation of network computers and equipment, amortization expense, third party advertising sales commissions, license fees, costs related to providing customer support, costs related to customer billing and processing of customer credit cards and associated bank fees. Direct cost of services does not include an allocation of the Company’s overhead costs.

Interest Expense - Securities Lending Activities and Loan Participations Sold

(e) Interest Expense - Securities Lending Activities and Loan Participations Sold

Interest expense from securities lending activities is included in operating expenses related to operations in the Capital Markets segment. Interest expense from securities lending activities is incurred from equity and fixed income securities that are loaned to the Company and totaled $40,490, $30,739 and $23,039 for the years ended December 31, 2020, 2019 and 2018, respectively. Loan participations sold as of December 31, 2020 and 2019 totaled $17,316 and $12,478, respectively. Interest expense from loan participations sold totaled $1,961 and $1,405 for the years ended December 31, 2020 and 2019, respectively.

Concentration of Risk

(f) Concentration of Risk

Revenues in the Capital Markets, Wealth Management, Financial Consulting, Principal Investments - United Online and magicJack and Brands segments are currently primarily generated in the United States. Revenues in the Auction and Liquidation segment are primarily generated in the United States, Australia, Canada and Europe.

The Company’s activities in the Auction and Liquidation segment are executed frequently with, and on behalf of, distressed customers and secured creditors. Concentrations of credit risk can be affected by changes in economic, industry, or geographical factors. The Company seeks to control its credit risk and potential risk concentration through risk management activities that limit the Company’s exposure to losses on any one specific liquidation services contract or concentration within any one specific industry. To mitigate the exposure to losses on any one specific liquidations services contract, the Company sometimes conducts operations with third parties through collaborative arrangements.

The Company maintains cash in various federally insured banking institutions. The account balances at each institution periodically exceed the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage, and as a result, there is a concentration of credit risk related to amounts in excess of FDIC insurance coverage. The Company has not experienced any losses in such accounts. The Company also has substantial cash balances from proceeds received from auctions and liquidation engagements that are distributed to parties in accordance with the collaborative arrangements.

Advertising Expenses

(g) Advertising Expenses

The Company expenses advertising costs, which consist primarily of costs for printed materials, as incurred. Advertising costs totaled $3,013, $1,903 and $2,727 for the years ended December 31, 2020, 2019 and 2018, respectively. Advertising expense is included as a component of selling, general and administrative expenses in the accompanying consolidated statements of income.

Share-Based Compensation

(h) Share-Based Compensation

The Company’s share-based payment awards principally consist of grants of restricted stock, restricted stock units and costs associated with the Company’s employee stock purchase plan. In accordance with the applicable accounting guidance, share-based payment awards are classified as either equity or liabilities. For equity-classified awards, the Company measures compensation cost for the grant of membership interests at fair value on the date of grant and recognizes compensation expense in the consolidated statements of income over the requisite service or performance period the award is expected to vest.

In June 2018, the Company adopted the 2018 Employee Stock Purchase Plan (“Purchase Plan”) which allows eligible employees to purchase common stock through payroll deductions at a price that is 85% of the market value of the common stock on the last day of the offering period. In accordance with the provisions of ASC 718, Compensation - Stock Compensation (“ASC 718”), the Company is required to recognize compensation expense relating to shares offered under the Purchase Plan. For the years ended December 31, 2020, 2019 and 2018, the Company recognized compensation expense of $377, $322 and $132, respectively, related to the Purchase Plan. At December 31, 2020, there were 502,326 shares reserved for issuance under the Purchase Plan.

Income Taxes

(i) Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Once this threshold has been met, the Company’s measurement of its expected tax benefits is recognized in its financial statements. The Company accrues interest on unrecognized tax benefits as a component of income tax expense. Penalties, if incurred, would be recognized as a component of income tax expense.

Cash and Cash Equivalents	(j) Cash and Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Restricted Cash

(k) Restricted Cash

As of December 31, 2020, restricted cash included $764 of cash collateral for foreign exchange contracts and $471 of collateral related to one of the Company’s telecommunication suppliers. As of December 31, 2019, restricted cash balance is $471 related to one of the Company’s telecommunication suppliers.

Securities Borrowed and Securities Loaned

(l) Securities Borrowed and Securities Loaned

Securities borrowed and securities loaned are recorded based upon the amount of cash advanced or received. Securities borrowed transactions facilitate the settlement process and require the Company to deposit cash or other collateral with the lender. With respect to securities loaned, the Company receives collateral in the form of cash. The amount of collateral required to be deposited for securities borrowed, or received for securities loaned, is an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of the securities borrowed and loaned on a daily basis, with additional collateral obtained, or excess collateral recalled, when deemed appropriate.

The Company accounts for securities lending transactions in accordance with ASC “Topic 210: Balance Sheet,” which requires companies to report disclosures of offsetting assets and liabilities. The Company does not net securities borrowed and securities loaned and these items are presented on a gross basis in the consolidated balance sheets.

Due from/to Brokers, Dealers, and Clearing Organizations

(m) Due from/to Brokers, Dealers, and Clearing Organizations

The Company clears all of its proprietary and customer transactions through other broker-dealers on a fully disclosed basis. The amount receivable from or payable to the clearing brokers represents the net of proceeds from unsettled securities sold, the Company’s clearing deposits and amounts receivable for commissions less amounts payable for unsettled securities purchased by the Company and amounts payable for clearing costs and other settlement charges. This amount also includes the cash collateral received for securities loaned less cash collateral for securities borrowed. Any amounts payable would be fully collateralized by all of the securities owned by the Company and held on deposit at the clearing broker.

Accounts Receivable

(n) Accounts Receivable

Accounts receivable represents amounts due from the Company’s Auction and Liquidation, Financial Consulting, Wealth Management, Capital Markets, Principal Investments - United Online and magicJack and Brands customers. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management utilizes the expected loss model. Management also considers historical losses adjusted for current market conditions and the customers’ financial condition and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers. The Company’s bad debt expense and changes in the allowance for doubtful accounts for the years ended December 31, 2020 and 2019 are included in Note 6.

Leases

(o) Leases

The Company determines if an arrangement is, or contains, a lease at the inception date. Operating leases are included in right-of-use assets, with the related liabilities included in operating lease liabilities in the consolidated balance sheet.

Operating lease assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. We use our estimated incremental borrowing rate in determining the present value of lease payments. Variable components of the lease payments such as fair market value adjustments, utilities, and maintenance costs are expensed as incurred and not included in determining the present value. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. We have lease agreements with lease and non-lease components which are accounted for as a single lease component. See Note 9 for additional information on leases.

Property and Equipment

(p) Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Property and equipment held under finance leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation and amortization expense on property and equipment was $3,632, $5,202 and $4,674 for the years ended December 31, 2020, 2019 and 2018, respectively.

Loans Receivable

(q) Loans Receivable

The Company adopted the new credit loss standard effective January 1, 2020. Pursuant to ASU 2016-13 and its amendment ASU 2019-05, the Company elected the irrevocable fair value option for all outstanding loans receivable that were previously measured at amortized cost. Under the fair value option, loans receivable are measured at each reporting period based upon their exit value in an orderly transaction and unrealized gains or losses from changes in fair value are recorded in the consolidated statements of income. These loans are no longer subject to evaluation for impairment through an allowance for loan loss as such losses will be captured through fair value changes. The impact of adopting ASC 326 was immaterial to the consolidated financial statements.

Loans receivable, at fair value totaled $390,689 and $43,338 at December 31, 2020 and 2019, respectively. The loans have various maturities through December 2024. As of December 31, 2020, and 2019, the historical cost of loans receivable accounted for under the fair value option was $405,064 and $32,578, respectively, which included principal balances of $416,401 and $32,691 and unamortized costs, origination fees, premiums and discounts, totaling $11,337 and $113, respectively. During the year ended December 31, 2020, the Company recorded unrealized losses of $22,033 on the loans receivable, at fair value, which is included in trading income (losses) and fair value adjustments on loans on the consolidated statement of income.

Prior to the adoption of the new credit loss standard effective January 1, 2020, at December 31, 2019 loans receivable, at historical cost totaled $225,848. Loans receivable, at cost were reported at their outstanding principal balances of $232,118 net of $6,270 of unearned income, and loan origination costs which includes unamortized deferred fees and costs on originated loans, and for purchased loans, net of any unamortized premiums or discounts.

The Company may periodically provide limited guarantees to third parties for loans that are made to investment banking and lending customers.  At December 31, 2020, the Company has provided limited guarantees with respect to the Franchise Group, Inc. (collectively with all of its affiliates, “FRG”) as further described in Note 21 and Babcock & Wilcox Enterprises, Inc. (“B&W”) as further described in Note 17(c).  In accordance with the new credit loss standard, the Company evaluates the need to record an allowance for credit losses for these loan guarantees since they have off-balance sheet credit exposures.  At December 31, 2020, the Company has not recorded any provision for credit losses on the FRG and B&W guarantees since the underlying guaranteed loans are senior to most of the outstanding debt of FRG and B&W and the Company believes that there is sufficient collateral to protect the Company from any credit loss exposure.  The maximum amount of credit exposure related to these limited guarantees is approximately $195,000.

Interest income on loans receivable is recognized based on the stated interest rate of the loan on the unpaid principal balance plus the amortization of any costs, origination fees, premiums and discounts and is included in interest income - loans and securities lending on the consolidated statement of income. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Unearned income, discounts and premiums are amortized to interest income using a level yield methodology.

Securities and Other Investments Owned and Securities Sold Not Yet Purchased

(r) Securities and Other Investments Owned and Securities Sold Not Yet Purchased

Securities owned consist of equity securities including, common and preferred stocks, warrants, and options; corporate bonds; other fixed income securities including, government and agency bonds; loans receivable valued at fair value; and investments in partnerships. Securities sold, but not yet purchased represents obligations of the Company to deliver the specified security at the contracted price and thereby create a liability to purchase the security in the market at prevailing prices. Changes in the value of these securities are reflected currently in the results of operations.

As of December 31, 2020 and 2019, the Company’s securities and other investments owned and securities sold not yet purchased at fair value consisted of the following securities:

	December 31,	December 31,
	2020	2019
Securities and other investments owned:
Equity securities	$697,288	$353,162
Corporate bonds	3,195	19,020
Other fixed income securities	1,913	8,414
Partnership interests and other	74,923	27,617
	$777,319	$408,213

Securities sold not yet purchased:
Equity securities	$4,575	$5,360
Corporate bonds	4,288	33,436
Other fixed income securities	1,242	3,024
	$10,105	$41,820

Goodwill and Other Intangible assets

(s) Goodwill and Other Intangible Assets

The Company accounts for goodwill and intangible assets in accordance with the accounting guidance which requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value.

Goodwill includes the excess of the purchase price over the fair value of net assets acquired in business combinations and the acquisition of noncontrolling interests. ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment). Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. The Company operates five reporting units, which are the same as its reporting segments described in Note 22. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

When testing goodwill for impairment, in accordance with ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the Company made a qualitative assessment of the impact of the COVID-19 outbreak on goodwill and other intangible assets. Based on the Company’s qualitative assessments during 2020, the Company concluded that a positive assertion can be made from the qualitative assessment that it is more likely than not that the fair value of the reporting units exceeded their carrying values and no impairments were identified.

The Company reviews the carrying value of its amortizable intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the asset or asset group to the undiscounted cash flows that the asset or asset group is expected to generate. If the undiscounted cash flows of such assets are less than the carrying amount, the impairment to be recognized is measured by the amount by which the carrying amount of the asset or asset group, if any, exceeds its fair market value. During the year ended December 31, 2020, the Company determined that the COVID-19 outbreak was a triggering event for testing the indefinite-lived tradenames in the Brands segment during the first quarter and again in the second quarter and determined that the indefinite-lived tradenames in the Brands segment were impaired. As a result, the Company recognized impairment charges of $12,500, during the year ended December 31, 2020, which are included as an impairment of tradenames in the Company’s consolidated statement of income. During the year ended December 31, 2019, the Company recognized no impairment of intangibles.

Fair Value Measurements

(t) Fair Value Measurements

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) for identical instruments that are highly liquid, observable and actively traded in over-the-counter markets. Fair values determined by Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable and can be corroborated by market data. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s securities and other investments owned and securities sold and not yet purchased are comprised of equity securities including, common and preferred stocks, warrants, and options corporate bonds; other fixed income securities including, government and agency bonds; loans receivable valued at fair value; and investments in partnerships. Investments in equity securities that are based on quoted prices in active markets are included in Level 1 of the fair value hierarchy. The Company also holds nonpublic equity securities for which there is little or no public market and fair value is determined by management on a consistent basis. For investments where little or no public market exists, management’s determination of fair value is based on the best available information which may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration various factors including earnings history, financial condition, recent sales prices of the issuer’s securities and liquidity risks. These investments are included in Level 3 of the fair value hierarchy. Investments in partnership interests include investments in private equity partnerships that primarily invest in equity securities, bonds, and direct lending funds. The Company also invests in priority investment funds and the underlying securities held by these funds are primarily corporate and asset-backed fixed income securities and restrictions exist on the redemption of amounts invested by the Company. The Company’s partnership and investment fund interests are valued based on the Company’s proportionate share of the net assets of the partnerships and funds; the value for these investments are derived from the most recent statements received from the general partner or fund administrator. These partnership and investment fund interests are valued at net asset value (“NAV”) and are excluded from the fair value hierarchy in the table below in accordance with ASC “Topic 820: Fair Value Measurements.” At December 31, 2020 and 2019, partnership and investment fund interests valued at NAV of $74,923 and $27,617, respectively, are included in securities and other investments owned in the accompanying consolidated balance sheets.

Securities and other investments owned also include investments in nonpublic entities that do not have a readily determinable fair value and do not report NAV per share. These investments are accounted for using a measurement alternative under which they are measured at cost and adjusted for observable price changes and impairments. Observable price changes result from, among other things, equity transactions for the same issuer executed during the reporting period, including subsequent equity offerings or other reported equity transactions related to the same issuer. For these transactions to be considered observable price changes of the same issuer, we evaluate whether these transactions have similar rights and obligations, including voting rights, distribution preferences, conversion rights, and other factors, to the investments we hold. Any investments adjusted to their fair value by applying the measurement alternative are disclosed as nonrecurring fair value measurements, including the level in the fair value hierarchy that was used. We had no investments measured at fair value on a nonrecurring basis for the years ended December 31, 2020 and 2019. At December 31, 2020, investments in nonpublic entities valued using a measurement alternative of $26,948 are included in securities and other investments owned in the accompanying consolidated balance sheets.

The fair value of mandatorily redeemable noncontrolling interests is determined based on the issuance of similar interests for cash, references to industry comparables, and relied, in part, on information obtained from appraisal reports and internal valuation models.

The following tables present information on the financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2020 and 2019.

	Financial Assets and Liabilities Measured at Fair Value
	on a Recurring Basis at December 31, 2020 Using
		Quoted prices in	Other	Significant
	Fair value at	active markets for	observable	unobservable
	December 31	identical assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities and other investments owned:
Equity securities	$670,340	$521,048	$—	$149,292
Corporate bonds	3,195	—	3,195	—
Other fixed income securities	1,913	—	1,913	—
Total securities and other investments owned	675,448	521,048	5,108	149,292
Loans receivable, at fair value	390,689	—	—	390,689
Total assets measured at fair value	$1,066,137	$521,048	$5,108	$539,981

Liabilities:
Securities sold not yet purchased:
Equity securities	$4,575	$4,575	$—	$—
Corporate bonds	4,288	—	4,288	—
Other fixed income securities	1,242	—	1,242	—
Total securities sold not yet purchased	10,105	4,575	5,530	—
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,700	—	—	4,700
Total liabilities measured at fair value	$14,805	$4,575	$5,530	$4,700

	Financial Assets and Liabilities Measured at Fair Value
	on a Recurring Basis at December 31, 2019 Using
		Quoted prices in	Other	Significant
	Fair value at	active markets for	observable	unobservable
	December 31	identical assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities and other investments owned:
Equity securities	$353,162	$243,911	$—	$109,251
Corporate bonds	19,020	—	19,020	—
Other fixed income securities	8,414	—	8,414	—
Total securities and other investments owned	380,596	243,911	27,434	109,251
Loans receivable, at fair value	43,338	—	—	43,338
Total assets measured at fair value	$423,934	$243,911	$27,434	$152,589

Liabilities:
Securities sold not yet purchased:
Equity securities	$5,360	$5,360	$—	$—
Corporate bonds	33,436	—	33,436	—
Other fixed income securities	3,024	—	3,024	—
Total securities sold not yet purchased	41,820	5,360	36,460	—
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,616	—	—	4,616
Total liabilities measured at fair value	$46,436	$5,360	$36,460	$4,616

As of December 31, 2020 and 2019, financial assets measured and reported at fair value on a recurring basis and classified within Level 3 were $539,981 and $152,589, respectively, or 20.3% and 6.6%, respectively, of the Company’s total assets. In determining the fair value for these Level 3 financial assets, the Company analyzes various financial, performance and market factors to estimate the value, including where applicable, over-the-counter market trading activity.

The following table summarizes the significant unobservable inputs in the fair value measurement of level 3 financial assets and liabilities by category of investment and valuation technique as of December 31, 2020:

	Fair value at
	December 31,				Weighted
	2020	Valuation Technique	Unobservable Input	Range	Average
Assets:
Equity securities	$149,292	Market approach	Multiple of EBITDA	5.50x - 8.00x	6.20x
			Multiple of PV-10	0.27x	0.27x
			Market price of related security	$0.40 - $30.15/share	$2.98
		Option pricing model	Annualized volatility	0.34 - 1.11	0.54
Loans receivable at fair value	390,689	Discounted cash flow	Market interest rate	4.9% - 37.5%	16.7%
		Market approach	Market price of related security	$0.40/share	$0.40
Total level 3 assets measured at fair value	$539,981

Liabilities:
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	$4,700	Market approach	Operating income multiple	6.0x	6.0x

The changes in Level 3 fair value hierarchy during the year ended December 31, 2020 and 2019 are as follows:

	Level 3	Level 3 Changes During the Period				Level 3
	Balance at	Fair	Relating to	Purchases,	Transfer in	Balance at
	Beginning of	Value	Undistributed	Sales and	and/or out	End of
	Year	Adjustments	Earnings	Settlements	of Level 3	Period
Year Ended December 31, 2020
Equity securities	$109,251	$(4,358)	$—	$54,178	$(9,779)	$149,292
Loans receivable at fair value	43,338	(21,676)	4,052	139,127	225,848	390,689
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,616	—	84	—	—	4,700
Year Ended December 31, 2019
Equity securities	$24,577	$(4,809)	$1,424	$91,243	$(3,184)	$109,251
Loans receivable at fair value	33,731	10,999	1,621	(3,013)	—	43,338
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,633	—	(17)	—	—	4,616

The Company adopted ASU 2016-13 and its amendment ASU 2019-05 effective January 1, 2020. Pursuant to ASU 2016-13 and its amendment ASU 2019-05, the Company elected the irrevocable fair value option for all outstanding loans receivable that were measured at amortized cost as of December 31, 2019. The loans receivable, at fair value are included in transfers into level 3 fair value assets in the above table.

The amounts reported in the table above for the years ended December 31, 2020 and 2019 include the amount of undistributed earnings attributable to the noncontrolling interests that is distributed on a quarterly basis. The carrying amounts reported in the consolidated financial statements for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value based on the short-term maturity of these instruments.

As of December 31, 2020, the senior notes payable had a carrying amount of $870,783 and fair value of $898,606. The carrying amount of the term loan approximates fair value because the effective yield of such instrument is consistent with current market rates of interest for instruments of comparable credit risk.

During the years ended December 31, 2020 and 2019, except for the impact of the intangible impairment charge as described in Note 8- Goodwill and Other Intangible Assets, there were no assets or liabilities measured at fair value on a non-recurring basis. The fair value of the indefinite-lived intangible assets was determined based on a discounted cash flow model using a rate of 13.8%.  The indefinite-lived intangible assets are level 3 assets in the fair value hierarchy. In the first quarter of 2020, certain tradenames in the Brand segment with a carrying value in the amount of $101,200 at December 31, 2019 had a fair value of $97,200 at March 31, 2020, which resulted in an impairment charge of $4,000. In the second quarter of 2020, certain tradenames in the Brands segment with a carrying value in the amount of $98,000 at March 31, 2020 had a fair value of $89,500 at June 30, 2020, which resulted in an impairment charge of $8,500.

Derivative and Foreign Currency Translation

(u) Derivative and Foreign Currency Translation

The Company periodically uses derivative instruments, which primarily consist of the purchase of forward exchange contracts, for certain loans receivable and Auction and Liquidation engagements with operations outside the United States. During the twelve months ended December 31, 2020, the Company’s use of derivatives consisted of the purchase of forward exchange contracts in the amount of 12,700 Euros, of which 6,700 Euros were settled. As of December 31, 2020, forward exchange contracts in the amount of 6,000 Euros were outstanding. The Company did not use any derivative contracts during the twelve months ended December 31, 2019.

The forward exchange contracts were entered into to improve the predictability of cash flows related to a retail store liquidation engagement and a loan receivable. The net loss from forward exchange contracts was $285 during the year ended December 31, 2020. This amount is reported as a component of selling, general and administrative expenses in the consolidated statement of income.

The Company transacts business in various foreign currencies. In countries where the functional currency of the underlying operations has been determined to be the local country’s currency, revenues and expenses of operations outside the United States are translated into United States dollars using average exchange rates while assets and liabilities of operations outside the United States are translated into United States dollars using period-end exchange rates. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income in the accompanying consolidated balance sheets. Transaction (losses) gains were ($639), ($238) and 1,294, during the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in selling, general and administrative expenses in the Company’s consolidated statements of income.

Common Stock Warrants

(v) Common Stock Warrants

The Company issued 821,816 warrants to purchase common stock of the Company (the “Wunderlich Warrants”) in connection with the acquisition of Wunderlich Securities, Inc. (“Wunderlich”) on July 3, 2017. The Wunderlich Warrants entitle the holders of the warrants to acquire shares of the Company’s common stock from the Company at an exercise price of $17.50 per share, subject to, among other matters, the proper completion of an exercise notice and payment. The exercise price and the number of shares of Company common stock issuable upon exercise are subject to customary anti-dilution and adjustment provisions, which include stock splits, subdivisions or reclassifications of the Company’s common stock. On May 16, 2019, the Company repurchased 638,311 warrants for $2,777 ($4.35 per warrant). On June 11, 2020, 167,352 warrants held in escrow from the acquisition of Wunderlich were cancelled in accordance with the terms of the escrow instructions. The Wunderlich Warrants expire on July 3, 2022. As of December 31, 2020, Wunderlich Warrants to purchase 16,153 shares of common stock were outstanding.

On October 28, 2019, the Company issued 200,000 warrants to purchase common stock of the Company (the “BR Brands Warrants”) in connection with the acquisition of a majority ownership interest in BR Brand Holdings LLC. The BR Brands Warrants entitle the holders of the warrants to acquire shares of the Company’s common stock from the Company at an exercise price of $26.24 per share. One-third of the BR Brands Warrants immediately vested and became exercisable upon issuance, and the remaining two-thirds of warrants will vest and become exercisable following the first and/or second anniversaries of the closing, subject to BR Brands’ (or another related joint venture with Bluestar Alliance LLC) satisfaction of specified financial performance targets. The BR Brands warrants expire three years after the last vesting event occurs.

Equity Investment

(w) Equity Investment

At December 31, 2020 and 2019, equity investments of $54,953 and $51,235, respectively, are included in prepaid expenses and other assets in the accompanying consolidated balance sheets.

bebe stores, inc.

At December 31, 2020, the Company had a 39.5% ownership interest in bebe stores, inc. (“bebe”). On November 10, 2020, the Company purchased an additional 1,500,000 shares of newly issued common stock of bebe for $7,500 and increased its’ ownership interest increased from 31.5% to 39.5%. The equity ownership in bebe is accounted for under the equity method of accounting and is included in prepaid expenses and other assets in the consolidated balance sheets.

National Holdings Corporation

In 2018, the Company entered into an agreement to acquire shares of National Holdings Corporation (“National Holdings”), a Nasdaq-listed issuer, from Fortress Biotech, Inc. for an aggregate purchase price totaling approximately $22,900. The transaction was completed in two tranches. In the first tranche, which was completed in the fourth quarter of 2018, the Company acquired shares representing 24% of the total outstanding shares of National Holdings. The second tranche was completed in the first quarter of 2019. As of December 31, 2020, the Company had purchased 6,159,550 shares of National Holdings’ common stock, representing 45.2% of National Holdings’ outstanding shares, respectively, at $3.25 per share. The carrying value for the National Holdings investment is included in prepaid expenses and other assets in the consolidated balance sheets. The equity ownership in National Holdings is accounted for under the equity method of accounting.

Other Equity Investments

The Company has other equity investments, the largest being a 40% ownership interest in Lingo Management, LLC (“Lingo”) which was acquired in November 2020. The equity ownership in these other investments are accounted for under the equity method of accounting and is included in prepaid expenses and other assets in the consolidated balance sheets.

As of December 31, 2020, the carrying values of the Company’s equity investment in bebe exceeded the fair value based on the quoted market prices. In consideration of these facts, the Company evaluated its investment for impairment. The Company did not utilize bright-line tests in the evaluation. Based on the available facts and information regarding the operating results of bebe, the Company’s ability and intent to hold the investments until recovery, the relative amount of the declines, and the length of time that the fair values were less than the carrying values, the Company concluded that recognition of impairment losses in earnings was not required. However, the Company will continue to monitor the investment and it is possible that impairment losses will be recorded in earnings in future periods based on changes in facts and circumstances or intentions.

Loan Participations Sold

(x) Loan Participations Sold

As of December 31, 2020 and 2019, the Company has sold investments to third parties (“Participants”) that are accounted for as secured borrowings under ASC Topic 860, Transfers and Servicing. Under ASC Topic 860, a partial loan transfer does not qualify for sale accounting in order for sale treatment to be allowed. A participation or other partial loan transfer that meets the definition of a participating interest is classified as loan receivable and the portion transferred is recorded as a secured borrowing under loan participations sold in the consolidated balance sheet. The Participants are entitled to payments made by the borrower of the related loan equal to the current loan participations sold outstanding at the interest rates for the respective investment. In the event that the borrower defaults, the Participants have rights to payments from such borrower, but do not have recourse to the Company. The terms of the loan participations sold are commensurate with the terms of the related loan.

As of December 31, 2020 and 2019, the Company had entered into participation agreements for a total of $17,316 and $12,478, respectively. In addition, the interest income and interest expense related to the loan participations sold is presented gross on the consolidated statements of income.

Supplemental Non-cash Disclosures

(y) Supplemental Non-cash Disclosures

During the year ended December 31, 2020, non-cash investing activities included $11,133 non-cash conversions of equity method investments and $26,238 conversion of loans receivable to shares of stock. In connection with the purchase of a loan receivable in the amount of $61,687, the Company funded $24,434 in cash and the remaining $37,253 remains payable as a note payable at December 31, 2020.  During the year ended December 31, 2020, other non-cash activities included the recognition of new operating lease right-of-use (“ROU”) assets of $8,915, the recognition of new operating lease liabilities of $8,915.

During the year ended December 31, 2019, non-cash activities included the conversion of loans receivable in the amount of $12,209 into securities and other investments owned, the recognition of new operating ROU assets of $1,032, the recognition of new operating lease liabilities of $1,032 and the issuance of warrants to purchase the Company’s stock in the amount of $990 related to the purchase of BR Brand.

Reclassifications

(z) Reclassifications

As of December 31, 2019, loans receivable recorded at fair value of $43,338 were previously included in securities and other investments owned, at fair value. These loans receivable amounts have been reclassified and reported in loans receivable, at fair value to conform to the 2020 presentation. During the year ended December 31, 2019, trading income and fair value adjustments on loans of $106,463 were previously included in services and fees income in the capital markets and wealth management segments. These trading income and fair value adjustments on loans amounts have been reclassified and reported in trading income and fair value adjustments on loans to conform to the 2020 presentation.

For the years ended December 31 2019 and 2018, $3,194 and $2,628 of dividends received from equity method investments that were previously included in cash flows from investing activities have been reclassified and included in cash flows from operating activities to conform to the 2020 presentation.

Variable Interest Entity

(aa) Variable Interest Entity

The Company holds interests in certain variable interest entities (“VIEs”) that are not consolidated as the Company is not the primary beneficiary. The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. In evaluating whether the Company is the primary beneficiary, the Company evaluates its economic interests in the entity held either directly by the Company or indirectly through related parties. The consolidation analysis can generally be performed qualitatively; however, if it is not readily apparent that the Company is not the primary beneficiary, a quantitative analysis may also be performed.

In 2018, the operations of GACP II, LP, a private debt investment limited partnership (the “Partnership”) commenced. The Company’s investment in the Partnership is a VIE since the unaffiliated limited partners do not have substantive kick-out or participating rights to remove the Company’s subsidiary that is the general partner managing the Partnership. The Company has determined that it is not the primary beneficiary due to the fact that its fee arrangements are considered at-market and thus not deemed to be variable interests, and it does not hold any other interests in the Partnership that are considered to be more than insignificant.

In November 2020, the Company formed Lingo Management, LLC (“Lingo”), a joint venture with an unaffiliated third party. Lingo is a VIE because the entity does not have enough equity at risk to finance its activities without additional subordinated financial support. The Company has determined that it is not the primary beneficiary because it does not have the power to direct the activities of the VIE that most significantly impact the entity’s financial performance. The Company’s variable interests in Lingo include loans receivable at fair value and an equity investment accounted for under the equity method of accounting.

The carrying value of the Company’s investments in the VIEs that were not consolidated is shown below.

	December 31, 2020	December 31, 2019
Partnership investments	$23,200	$12,780
Due from related party	63,081	12
Maximum exposure to loss	$86,281	$12,792

Recent Accounting Standards

(ab) Recent Accounting Standards

Not yet adopted

In December 2019, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes on investments, performing intra-period allocations, and calculating income taxes in interim periods. The ASU also adds guidance to reduce the complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. The revised guidance will be applied prospectively and is effective for SEC filers for annual periods or interim periods with fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual periods for which financial statements have not been issued. The Company is finalizing its assessment of the potential impact of this ASU and does not expect it to have any material impact on its consolidated results of operations, cash flows, financial position or disclosures.

In March 2020, FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848)” (“ASU 2020-04”), which provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate ("LIBOR"). The amendments in ASU 2020-04 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. The amendments in ASU 2020-04 are effective through December 31, 2022. The Company is currently assessing the potential impacts the adoption of ASU 2020-04 may have on its consolidated results of operations, cash flows, financial position or disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This Update addresses issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. In addressing the complexity, the Board focused on amending the guidance on convertible instruments and the guidance on the derivatives scope exception for contracts in an entity’s own equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. In addition to eliminating certain accounting models, the ASU also provides guidance to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance. Additionally, the ASU amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions, and to amend the related EPS guidance. The amendments in this update are effective for public business entities for fiscal periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company has not yet adopted this update and is currently evaluating the effect, if any, this new standard will have on its financial condition and results of operations.

In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20, Receivables-Nonrefundable Fees and Other Costs. The amendments in this Update clarify that an entity should reevaluate whether a callable debt security is within the scope of paragraph 310-20-35-33 for each reporting period. The Update is intended to clarify the Codification and make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. The amendments in this update are effective for public business entities for fiscal periods beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is not permitted. The Company has not yet adopted this update which is effective for the Company beginning January 1, 2021. The Company has assessed the impact of this ASU and does not expect it to have any material impact on its consolidated results of operations, cash flows, financial position or disclosures.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements. The Update contains amendments that improve the consistency of the Codification by including all disclosure guidance in the appropriate Disclosure Section (Section 50). Many of the Amendments arose because the Board provided an option to give certain information either on the face of the financial statements or in the notes to financial statements and that option was only included in the Other Presentation Matters Section (Section 45) of the Codification. The option to disclose information in the notes to financial statements should have been codified in the Disclosure section as well as the Other Presentation Matters Section (or other Section of the Codification in which the option to disclose in the notes to financial statements appears). These amendments are not expected to change current practice but are intended to improve the Codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is included in the Disclosure Section of the Codification, thus reducing the likelihood that the disclosure requirement would be missed. The Board does not anticipate that the amendments will result in any changes to current GAAP. The amendments in the Update are effective for annual periods beginning after December 15, 2020, for public business entities. Early application of the amendments is permitted for public business entities for any annual or interim period for which financial statements have not been issued. The amendments in the Update should be applied retrospectively. The Company is finalizing its assessment of the potential impact of this ASU and does not expect it to have any material impact on its consolidated results of operations, cash flows, financial position or disclosures.

Recently adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments − Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). This standard requires an allowance to be recorded for all expected credit losses for certain financial assets. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments. In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments − Credit Losses (Topic 326); Targeted Transition Relief,” which allows entities to irrevocably elect, upon adoption of ASU 2016-13, the fair value option on financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of ASC 326-20 if the instruments are eligible for the fair value option under ASC 825-10. ASU 2016-13 and ASU 2019-05 are effective for public companies for interim and annual period beginning December 15, 2019.

The Company adopted the new credit losses standard effective January 1, 2020. Pursuant to ASU 2016-13 and its amendment ASU 2019-05, the Company elected the irrevocable fair value option for all outstanding loans receivable that were previously measured at amortized cost. Under the fair value option, loans receivable are now measured at each reporting period based upon their exit value in an orderly transaction and unrealized gains or losses from changes in fair value are recorded in the consolidated statements of income. These loans are no longer subject to evaluation for impairment through an allowance for loan loss as such losses will be captured through fair value changes. The impact of adopting ASC 326 was immaterial to the consolidated financial statements.